As filed with the Securities and Exchange Commission on March 1, 2012

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No. 033-02659

Pre-Effective Amendment No.

Post-Effective Amendment No.	153

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

Amendment No.	154

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Funds has duly caused this Post-Effective Amendment No. 153 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 29th day of February, 2012.

TRANSAMERICA FUNDS

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 153 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter	Chairperson, Trustee, President and	February 29, 2012
John K. Carter	Chief Executive Officer

/s/ Sandra N. Bane	Trustee	February 29, 2012
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	February 29, 2012
Leo J. Hill*

/s/ David W. Jennings	Trustee	February 29, 2012
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	February 29, 2012
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	February 29, 2012
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	February 29, 2012
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	February 29, 2012
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	February 29, 2012
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	February 29, 2012
John W. Waechter*

/s/ Alan F. Warrick	Trustee	February 29, 2012
Alan F. Warrick*

/s/ Elizabeth Strouse	Vice President, Treasurer and	February 29, 2012
Elizabeth Strouse	Principal Financial Officer

/s/ Dennis P. Gallagher		February 29, 2012
* By: Dennis P. Gallagher Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 153 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Presentation Linkbase Document	EX-101.PRE